BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Professional Fee		$ 2,267	$ 1,628	$ 1,361
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	54	52	44
Rent expenses and other		446	415	292
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	272	249	162
Rent expenses and other			$ (59)	$ (246)

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $537, $450 and $486 for the years 2018, 2019 and 2020, respectively, as well as payment for the purchasing of a patent in amount of $12 in 2018.